Shareholder's Deficit (Details) - USD ($)			5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 28, 2025	Mar. 29, 2023	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Shareholder's Deficit [Line Items]
Common stock, shares authorized				1,000	1,000	1,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights					one
Common stock, shares issued				1,000	1,000	1,000
Common stock, shares outstanding				1,000	1,000	1,000
Secured commitment amount (in Dollars)	$ 13,200,000
Increase of PIPE financing (in Dollars)					$ 0
Warrant [Member]
Shareholder's Deficit [Line Items]
Common stock, shares outstanding	70,521,359
Warrant outstanding	16,925,000
Breeze Holdings Acquisition Corp. [Member]
Shareholder's Deficit [Line Items]
Common stock, shares authorized				100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				Holders of common stock are entitled to one vote for each share.		Holders of common stock are entitled to one vote for each share
Common stock, shares issued				3,140,000	3,140,000	3,140,000	3,140,000
Common stock, shares outstanding				3,140,000	3,140,000	3,140,000	3,140,000
Stock price per share (in Dollars per share)				$ 1	$ 12	$ 12
Shares issue price per share (in Dollars per share)					$ 9.2	$ 9.2
Warrant outstanding				5,425,000	5,425,000	5,425,000
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock subject to possible redemption				224,413	893,712	893,712	1,159,276
Ordinary Shares [Member]
Shareholder's Deficit [Line Items]
Common stock, shares authorized	500,000,000			500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001
Common stock, shares issued				1,000
Issue ordinary shares			1,000		1,000
Ordinary Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Shareholder's Deficit [Line Items]
Common stock, shares issued					3,140,000	3,140,000	3,140,000
Common stock, shares outstanding					3,140,000	3,140,000	3,140,000
Issue ordinary shares		509,712
Private Investment in Public Equity [Member]
Shareholder's Deficit [Line Items]
Issue ordinary shares	1,650,000
Stock price per share (in Dollars per share)	$ 8
Increase of PIPE financing (in Dollars)	$ 13,200,000
Shares issue price per share (in Dollars per share)	$ 8
Merger Agreement [Member]
Shareholder's Deficit [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares issued	1,000
Common stock, shares outstanding	1,000
YD Biopharma [Member]
Shareholder's Deficit [Line Items]
Business combination owns percentage	100.00%
Business combination outstanding shares	4,140,948			64,730,411
Business combination transaction value (in Dollars)	$ 647,304,110
Share price (in Dollars per share)	$ 10
YD Biopharma [Member] | Warrant [Member]
Shareholder's Deficit [Line Items]
Business combination outstanding shares	16,925,000
Warrant outstanding	16,925,000
Ordinary Shares [Member]
Shareholder's Deficit [Line Items]
Common stock, shares authorized				500,000,000
Common stock, par value (in Dollars per share)				$ 0.0001
Common stock, voting rights				one
Common stock, shares issued				1,000
Common stock, shares outstanding				1,000